Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K furnished by KiNRG, Inc. (the “Company”) on October 14, 2026 (the “Original Form 8-K). The Original Form 8-K, furnished as Exhibit 99.1 an investor presentation (the “Original Investor Presentation”) that the Company stated it may use from time to time in meetings with investors, prospective investors and other interested parties, including in connection with potential capital-raising activities. Subsequent to the filing of the Original Form 8-K , the Company identified certain inaccuracies in the Original Investor Presentation. This Amendment No 1 is being filed solely for the purpose of furnishing a corrected version of the investor presentation (the “Corrected Investor Presentation”) which Corrected Investor Presentation is attached as Exhibit 99.1 to this Amendment No. 1 and replaces in its entirety the Original Investor Presentation previously filed as Exhibit 99.1 to the Original Form 8-K.
Document Period End Date	Oct. 14, 2026
Entity File Number	000-53035
Entity Registrant Name	KiNRG, Inc.
Entity Central Index Key	0000095572
Entity Tax Identification Number	82-6008752
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1213 Culbreth Drive
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28405
City Area Code	910
Local Phone Number	619-3171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false